Document and Entity Information	Jun. 20, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2025
Entity File Number	001-02360
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Central Index Key	0000051143
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-0871985
Entity Address, Address Line One	One New Orchard Road
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	499-1900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NYSE [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
NYSE [Member] | 2.875% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.875% Notes due 2025
Trading Symbol	IBM25A
Security Exchange Name	NYSE
NYSE [Member] | 0.300% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.300% Notes due 2026
Trading Symbol	IBM26B
Security Exchange Name	NYSE
NYSE [Member] | 1.250% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2027
Trading Symbol	IBM27B
Security Exchange Name	NYSE
NYSE [Member] | 3.375% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.375% Notes due 2027
Trading Symbol	IBM27F
Security Exchange Name	NYSE
NYSE [Member] | 0.300% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.300% Notes due 2028
Trading Symbol	IBM28B
Security Exchange Name	NYSE
NYSE [Member] | 1.750% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	IBM28A
Security Exchange Name	NYSE
NYSE [Member] | 1.500% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	IBM29
Security Exchange Name	NYSE
NYSE [Member] | 0.875% Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.875% Notes due 2030
Trading Symbol	IBM30A
Security Exchange Name	NYSE
NYSE [Member] | 2.900% Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.900% Notes due 2030
Trading Symbol	IBM30C
Security Exchange Name	NYSE
NYSE [Member] | 1.750% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2031
Trading Symbol	IBM31
Security Exchange Name	NYSE
NYSE [Member] | 3.625% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.625% Notes due 2031
Trading Symbol	IBM31B
Security Exchange Name	NYSE
NYSE [Member] | 0.650% Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.650% Notes due 2032
Trading Symbol	IBM32A
Security Exchange Name	NYSE
NYSE [Member] | 3.150% Notes due 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.150% Notes due 2033
Trading Symbol	IBM33A
Security Exchange Name	NYSE
NYSE [Member] | 1.250% Notes due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2034
Trading Symbol	IBM34
Security Exchange Name	NYSE
NYSE [Member] | 3.750% Notes due 2035 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.750% Notes due 2035
Trading Symbol	IBM35
Security Exchange Name	NYSE
NYSE [Member] | 3.450% Notes due 2037 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.450% Notes due 2037
Trading Symbol	IBM37
Security Exchange Name	NYSE
NYSE [Member] | 4.875% Notes due 2038 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.875% Notes due 2038
Trading Symbol	IBM38
Security Exchange Name	NYSE
NYSE [Member] | 1.200% Notes due 2040 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.200% Notes due 2040
Trading Symbol	IBM40
Security Exchange Name	NYSE
NYSE [Member] | 4.000% Notes due 2043 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.000% Notes due 2043
Trading Symbol	IBM43
Security Exchange Name	NYSE
NYSE [Member] | 3.800% Notes due 2045 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.800% Notes due 2045
Trading Symbol	IBM45A
Security Exchange Name	NYSE
NYSE [Member] | 7.00% Debentures due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Debentures due 2025
Trading Symbol	IBM25
Security Exchange Name	NYSE
NYSE [Member] | 6.22% Debentures due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.22% Debentures due 2027
Trading Symbol	IBM27
Security Exchange Name	NYSE
NYSE [Member] | 6.50% Debentures due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Debentures due 2028
Trading Symbol	IBM28
Security Exchange Name	NYSE
NYSE [Member] | 5.875% Debentures due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.875% Debentures due 2032
Trading Symbol	IBM32D
Security Exchange Name	NYSE
NYSE [Member] | 7.00% Debentures due 2045 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Debentures due 2045
Trading Symbol	IBM45
Security Exchange Name	NYSE
NYSE [Member] | 7.125% Debentures due 2096 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.125% Debentures due 2096
Trading Symbol	IBM96
Security Exchange Name	NYSE